Related party transactions (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due from affiliates	$ 4,328	$ 4,286
Amounts due to owners and affiliates	$ 2,301	$ 1,417